Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Consolidated Statement of Comprehensive Income
Revenue	$ 7,212,000	$ 48,000
Other operating income	12,843,000		$ 1,964,000
Administrative expenses	(72,153,000)	(14,559,000)	(2,773,000)
Reverse acquisition expense		(155,459,939)
Nasdaq listing expenses		(2,589,611)
Operating (loss)/profit	(52,098,000)	(172,561,000)	(809,000)
Change in fair value of warrants	117,394,000	(98,090,000)
Finance costs	(221,000)	(1,078,000)	(393,000)
Finance income			65,000
Profit/(loss) before tax	65,075,000	(271,729,000)	(1,137,000)
Income tax credit			569,000
Profit/(loss) for the financial year attributable to equity holders	65,075,000	(271,729,000)	(568,000)
Items that may be reclassified to profit or loss
Currency translation differences	3,101,000	385,000	53,000
Total comprehensive profit/(loss) for the year attributable to equity holders	$ 68,176,000	$ (271,344,000)	$ (515,000)
Earnings per ordinary share from continuing operations attributable to equity holders
Basic earnings per share	$ 0.5371	$ (3.9769)	$ (0.0096)
Diluted earnings per share	$ 0.5337